                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F/A

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sanderson Asset Management Limited
Address: Heathcoat House
         20 Savile Row, 6th Floor
         London WlS 3PR, United Kingdom

Form 13F File Number: 28-12124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Richard Cawdron
Title: Director
Phone: 001-312-262-0390

Signature, Place, and Date of Signing:


         /s/ Richard Cawdron            London, United Kingdom   5/05/10
-------------------------------------   ----------------------   -------.
             [Signature]                    [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          1
Form 13F Information Table Value Total:     40,314
                                        (thousands)

List of Other Included Managers: NONE

                           FORM 13F INFORMATION TABLE

    Column 1     Column 2   Column 3  Column 4        Column 5         Column 6   Column 7          Column 8
---------------  --------  ---------  --------  --------------------  ----------  --------  -----------------------
                                                                                                VOTING AUTHORITY
    NAME OF      TITLE OF               VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER   -----------------------
     ISSUER       CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS     SOLE    SHARED  NONE
---------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
SIGNET JEWELERS
LIMITED             SHS    G81276100   40,314   3,520,840   SH           SOLE               3,520,840     0      0